Segment Information - Summary of Intangible Assets, and Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [LineItems]
Non-current segment assets	€ 131,321	€ 113,829
Investment in associate	38,345	9,176
Marketable securities	107,561	115,280
Other receivables	1,808	1,375
Total non-current assets	279,035	239,660
Denmark [member]
Statement [LineItems]
Non-current segment assets	29,656	20,288
North America [member]
Statement [LineItems]
Non-current segment assets	91,755	85,476
Germany [member]
Statement [LineItems]
Non-current segment assets	€ 9,910	€ 8,065